DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2011
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES
DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

19. DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES

Cash flow hedging

        In 2009, 2008 and 2007 the Group entered into variable-to-fixed interest rate swap agreements to manage the exposure of changes in variable interest rate related to its debt obligations. The instruments qualify for cash flow hedge accounting under U.S. GAAP requirements. Each interest rate swap matches the exact maturity dates of the underlying debt allowing for highly-effective hedges. Interest rate swap contracts outstanding as of December 31, 2011 mature in 2012-2015.

        The Group entered into interest rate swap agreements designated to manage the exposure of changes in variable interest rate for 21.33% of its USD- and Euro-denominated bank loans outstanding as of December 31, 2011.

        Further, in 2009 the Group entered into several cross-currency interest rate swap agreements. These contracts hedged the risk of both interest rate and currency fluctuations and assumed periodic exchanges of both principal and interest payments from RUB-denominated amounts to USD and Euro-denominated amounts to be exchanged at a specified rate. The rate was determined by the market spot rate upon issuance. Cross-currency interest rate swap contracts matured in 2011.

        The following table presents the fair value of the Group's derivative instruments designated as hedges in the consolidated statements of financial position as of December 31, 2011 and 2010.

		December 31,
	Statement of financial position location	2011	2010
Asset derivatives
Interest rate swaps	Other non-current assets	$2,341	$3,322

Total		$2,341	$3,322

Liability derivatives
Interest rate swaps	Other long-term liabilities	$(14,676)	$(31,315)
Interest rate swaps	Other payables	(1,283)	—
Cross-currency interest rate swaps	Other payables	—	(3,469)

Total		$(15,959)	$(34,784)

        The following table presents the effect of the Group's derivative instruments designated as hedges in the consolidated statements of operations for the years ended December 31, 2011, 2010 and 2009. The amounts presented include ineffective portion of derivative instruments and amounts reclassified into earnings from accumulated other comprehensive income.

		Year ended December 31,
	Location of loss recognized	2011	2010	2009
Interest rate swaps	Interest expense	$(13,502)	$(32,726)	$(8,392)
Cross-currency interest rate swaps	Currency exchange and transaction loss	(1,862)	(37,820)	(24,299)

Total		$(15,364)	$(70,546)	$(32,691)

        The following table presents the amount of ineffective portion of Group's derivative instruments designated as hedges in the consolidated statements of operations for the years ended December 31, 2011, 2010 and 2009.

		Year ended December 31,
	Location of gain/(loss) recognized	2011	2010	2009
Interest rate swaps	Interest expense	$7,978	$3,541	$(0,976)
Cross-currency interest rate swaps	Currency exchange and transaction gain/(loss)	(1,862)	2,011	(4,505)

Total		$6,116	$5,552	$(5,481)

        In February 2011 the Group repaid the full amount due under the Barclays bank credit facility granted in 2005 with an original maturity in 2014. The voluntary prepayment of principal and interest in the amount of $46.3 million resulted in an immediate termination of the hedging relationship between designated interest rate swap agreements and certain credit facility.

        In October 2010 the Group repaid the full amount due under the Syndicated Loan Facility granted to MTS OJSC in 2006 with an original maturity in 2011. The voluntary prepayment of principal and interest of $162.2 million resulted in an immediate termination of the hedging relationship between designated cross-currency interest rate swap agreements and the Syndicated Loan Facility.

        In February 2010 the Group repaid the full amount due under the Syndicated Loan Facility granted to MTS OJSC in 2009 with an original maturity in 2011-2012. The voluntary prepayment of principal and interest in the amount of $707.4 million resulted in an immediate termination of the hedging relationship between designated interest rate swap agreements and the Syndicated Loan Facility.

        After the termination of hedge relationships the amounts accumulated in other comprehensive income and associated with the prepaid debt have been reclassified to earnings, going forward those derivatives are marked to market through earnings. The following table presents the amount of accumulated other comprehensive loss reclassified into earnings (currency exchange and transaction loss and interest expense) during the years ended December 31, 2011, 2010 and 2009 due to termination of hedging relationships.

		Year ended December 31,
	Location of (loss) recognized	2011	2010	2009
Interest rate swaps	Interest expense	$(2,032)	$(12,020)	$—
Cross-currency interest rate swaps	Currency exchange and transaction (loss)	—	(3,228)	—

Total		$(2,032)	$(15,248)	$—

        The following table presents the effect of the Group's interest rate swap agreements designated as hedges in accumulated other comprehensive income for the years ended December 31, 2011, 2010 and 2009.

	2011	2010	2009
Accumulated derivatives loss, beginning of the year, net of tax of $3,716, $10,073, $4,179, respectively	$(14,865)	$(40,293)	$(16,714)
Fair value adjustments on hedging derivatives, net of tax of $795, $9,939, $7,191, respectively	(3,181)	(39,757)	(28,764)
Amounts reclassified into earnings during the period, net of tax of $(2,636), $(16,296), $(1,296), respectively	10,545	65,185	5,185

Accumulated derivatives loss, end of the year, net of tax of $1,875, $3,716, $10,073	$(7,501)	$(14,865)	$(40,293)

        As of December 31, 2011, the outstanding hedge instruments were highly effective. Approximately $9.1 million of net loss is expected to be reclassified into net income during the next twelve months.

        Cash inflows and outflows related to hedge instruments were included in cash flows from operating activities in the consolidated statement of cash flows for the years ended December 31, 2011, 2010 and 2009.

Non-designated derivative instruments

        Foreign currency options—In 2010 and 2009 the Group entered into foreign currency option agreements to manage the exposure to changes in currency exchange rates related to USD-denominated debt obligations. According to the agreements, the Group has a combination of put and call option rights to acquire $330.0 million at rates within a range specified in contracts. These contracts were not designated for hedge accounting purposes. These currency option agreements will mature in 2012.

        Buy-out put option—On December 23, 2010, simultaneously with the meeting of MTS' shareholders (Note 1), a meeting of Comstar-UTS' shareholders approved the reorganization of Comstar-UTS through a statutory merger into MTS OJSC. In accordance with Russian legislation, shareholders who voted against or did not vote on the merger have the right to sell their shares back to Comstar-UTS for cash at a price set by the company's Boards of Directors, subject to a statutory limit of 10% of the company's net asset value under Russian Accounting Standards. Eligible shareholders should file a buyout demand within 45 (forty five) days of the adoption of the resolution on reorganization. The buy-out of shares must be carried out within 30 days after the expiry of the period set for the buyout demand being made. The fair value of the Group's liability under the put option as of December 31, 2010 was estimated at $11.6 million using an option pricing model. The option was exercised in 2011.

        The following table presents the fair value of the Group's derivative instruments not designated as hedges in the consolidated statements of financial position as of December 31, 2011 and 2010.

		December 31,
	Statement of financial position location
		2011		2010
Asset derivatives:
Foreign currency options	Other non-current assets		$—	$247
Foreign currency options	Other current assets		894	—

Total			$894	$247

Liability derivatives:
Foreign currency options	Other payables	$		$(92)
Buy-out put option	Other payables		—	(11,636)
Foreign currency options	Other long-term liabilities		—	(2,520)

Total			$—	$(14,248)

        The following table presents the effect of the Group's derivative instruments not designated as hedges on the consolidated statements of operations for the years ended December 31, 2011, 2010 and 2009.

		Year ended December 31,
	Location of gain/(loss) recognized	2011	2010	2009
Foreign currency options	Currency exchange and transaction gain/(loss)	$3,258	$1,916	$(4,280)
Purchased call option	Change in fair value of derivatives	—	—	(5,420)
Currency forward	Currency exchange and transaction gain	—	—	12,788

Total		$3,258	$1,916	$3,088

  Fair value of derivative instruments

        The Group measured assets and liabilities associated with derivative agreements at fair value Level 2 on a recurring basis and there were no assets and liabilities associated with derivative agreements measured at fair value Level 1 and Level 3 as of December 31, 2011 and 2010 (see Note 2).

        The following fair value hierarchy table presents information regarding the Group's assets and liabilities associated with derivative agreements as of December 31, 2011 and 2010:

	Significant other observable inputs (Level 2) as of December 31, 2011	Significant other observable inputs (Level 2) as of December 31, 2010
Assets:
Interest rate swap agreements	$2,341	3,322
Currency option agreements	894	247
Liabilities:
Interest rate swap agreements	$(15,959)	(31,315)
Buy-out put option	—	(11,636)
Cross-currency interest rate swap agreements	—	(3,469)
Currency option agreements	—	(2,612)